INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	6 Months Ended
Jun. 30, 2022
Interests In Other Entities [Abstract]
Disclosure of joint ventures
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2022	For the 12 month period ended December 31, 2021
Balance at the beginning of the period	$4,725	$5,528
Share of earnings for the period	20	88
Foreign currency translation and other	(65)	(323)
Share of other comprehensive income	148	163
Distributions	(166)	(157)
Disposition of interest(1),(7)	(150)	(336)
Held for sale(2)	—	(146)
Change in basis of accounting(3),(4)	—	(92)
Acquisitions(5),(6),(8)	671	—
Ending Balance(9)	$5,183	$4,725
1.In March 2021, Brookfield Infrastructure sold an effective 13% interest in its U.S. gas pipeline for net proceeds of $412 million. Approximately $125 million of the proceeds were used to repay a shareholder loan. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $75 million in Other income (expense) in the Consolidated Statement of Operating Results. Based on our ownership interest and governance rights retained, our partnership will continue to equity account for this investment in the midstream segment.
2.In December 2021, a subsidiary of Brookfield Infrastructure agreed to the sale of its 50% interest in a freehold landlord port in Victoria, Australia. The transaction is subject to regulatory approval. The subsidiary is expected to receive net proceeds of approximately $0.3 billion.
3.On February 26, 2021, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Jose Maria de Macedo de Eletricidade S.A. (“JMM”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in JMM to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated JMM effective February 26, 2021. Refer to Note 6, Acquisition of Businesses, for further details.
4.On December 24, 2021, Brookfield Infrastructure, alongside institutional partners, exercised its option to acquire an additional 15% interest in Giovanni Sanguinetti Transmissora de Energia S.A. (“Sanguinetti”) and Veredas Transmissora de Electricidade S.A. (“Veredas”), which are both Brazilian electricity transmission operations, increasing Brookfield Infrastructure’s ownership in both operations to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated Sanguinetti and Veredas as of December 24, 2021. Refer to Note 6, Acquisition of Businesses, for further details.
5.On February 16, 2022, Brookfield Infrastructure acquired an approximate 8% interest in AusNet Services Ltd., an Australian regulated utility, for total equity consideration of approximately $0.5 billion.
6.On April 1, 2022, Brookfield Infrastructure acquired a 13% interest in an Australian smart meter business, for total equity consideration of approximately $215 million.
7.On June 13, 2022, Brookfield Infrastructure sold an effective 49% interest in its North American container terminal operation for net proceeds of $275 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $125 million and income tax expense of approximately $50 million in the Consolidated Statement of Operating Results. $142 million of revaluation gains (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
8.Subsequent to quarter end, Brookfield Infrastructure acquired a 13% interest in an Australian data transmission business, for total equity consideration of approximately $0.2 billion.
9.The closing balance includes a shareholder loan of $375 million receivable from our U.S. gas pipeline (2021: $375 million).
Disclosure of operating segments

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$485	$617	$411	$145	$—	$1,658	$(617)	$2,640	$3,681
Costs attributed to revenues(2)	(199)	(347)	(193)	(62)	—	(801)	313	(1,672)	(2,160)
General and administrative expenses	—	—	—	—	(108)	(108)	—	—	(108)
Other (expense) income	(23)	(1)	(4)	2	37	11	7	(146)	(128)
Interest expense	(75)	(70)	(44)	(25)	(33)	(247)	82	(304)	(469)
FFO	188	199	170	60	(104)	513
Depreciation and amortization expense						(334)	131	(349)	(552)
Deferred taxes						(40)	(20)	86	26
Mark-to-market on hedging items and other						37	138	(6)	169
Share of losses from associates						—	(34)	—	(34)
Net income attributable to non-controlling interest						—	—	(249)	(249)
Net income attributable to partnership(3)						$176	$—	$—	$176

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$428	$506	$130	$151	$—	$1,215	$(474)	$1,922	$2,663
Costs attributed to revenues(2)	(177)	(267)	(48)	(67)	—	(559)	235	(1,109)	(1,433)
General and administrative expenses	—	—	—	—	(96)	(96)	—	—	(96)
Other (expense) income	(18)	—	—	—	30	12	1	(47)	(34)
Interest expense	(43)	(66)	(22)	(24)	(23)	(178)	64	(248)	(362)
FFO	190	173	60	60	(89)	394
Depreciation and amortization expense						(273)	124	(343)	(492)
Deferred taxes						(108)	(14)	(90)	(212)
Mark-to-market on hedging items and other						339	54	869	1,262
Share of earnings from associates						—	10	—	10
Net income attributable to non-controlling interest						—	—	(954)	(954)
Net income attributable to partnership(3)						$352	$—	$—	$352

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$924	$1,195	$834	$297	$—	$3,250	$(1,188)	$5,030	$7,092
Costs attributed to revenues(2)	(384)	(670)	(382)	(131)	—	(1,567)	598	(3,153)	(4,122)
General and administrative expenses	—	—	—	—	(229)	(229)	—	—	(229)
Other (expense) income	(51)	(5)	(1)	5	69	17	15	(226)	(194)
Interest expense	(134)	(136)	(85)	(53)	(57)	(465)	154	(567)	(878)
FFO	355	384	366	118	(217)	1,006
Depreciation and amortization expense						(656)	254	(694)	(1,096)
Deferred taxes						(52)	(23)	83	8
Mark-to-market on hedging items and other						(52)	170	—	118
Share of earnings from associates						—	20	—	20
Net income attributable to non-controlling interest						—	—	(473)	(473)
Net income attributable to partnership(3)						$246	$—	$—	$246

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$818	$1,001	$364	$300	$—	$2,483	$(964)	$3,827	$5,346
Costs attributed to revenues(2)	(344)	(529)	(97)	(134)	—	(1,104)	470	(2,145)	(2,779)
General and administrative expenses	—	—	—	—	(191)	(191)	—	—	(191)
Other (expense) income	(34)	(4)	(15)	5	49	1	1	(99)	(97)
Interest expense	(84)	(133)	(46)	(51)	(50)	(364)	134	(487)	(717)
FFO	356	335	206	120	(192)	825
Depreciation and amortization expense						(553)	252	(660)	(961)
Deferred taxes						(136)	(15)	(101)	(252)
Mark-to-market on hedging items and other						406	45	842	1,293
Share of earnings from associates						—	77	—	77
Net income attributable to non-controlling interest						—	—	(1,177)	(1,177)
Net income attributable to partnership(3)						$542	$—	$—	$542
1.The above tables reconcile Brookfield Infrastructure’s share of results to our partnership’s unaudited interim condensed and consolidated statements of operating results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
2.Costs attributed to revenues exclude depreciation and amortization expense. Refer to Note 15, Direct Operating Costs, for further details.
3.Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC Exchangeable LP units and non-controlling interests - BIPC exchangeable shares.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$7,640	$8,451	$10,310	$3,331	$(1,231)	$28,501	$(5,529)	$42,466	$8,461	$73,899

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$6,184	$8,601	$10,378	$3,405	$(1,471)	$27,097	$(4,825)	$42,415	$9,274	$73,961
1.The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented based on our partnership’s share of total assets, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment, respectively. The above table reconciles Brookfield Infrastructure’s share of total assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Utilities	$870	$230
Transport	2,132	2,317
Midstream	1,052	1,052
Data	1,025	1,087
Corporate	104	39
Ending Balance	$5,183	$4,725

Disclosure of associates
The following tables summarize the aggregate balances of investments in associates and joint ventures on a 100% basis:

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Financial position:
Total assets	$67,997	$52,969
Total liabilities	(39,918)	(31,731)
Net assets	$28,079	$21,238

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Financial performance:
Total revenue	$5,455	$3,897	$10,471	$7,862
Total net income for the period	309	324	901	846
Brookfield Infrastructure’s share of net (loss) income	$(34)	$10	$20	$77